Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio
Apr. 29, 2023
Select Wireless Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(27.81%)
Past 5 years	7.21%
Past 10 years	9.57%
Select Wireless Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.13%)
Past 5 years	5.08%
Past 10 years	7.53%
Select Wireless Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.30%)
Past 5 years	5.52%
Past 10 years	7.41%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
SP033
Average Annual Return:
Past 1 year	(24.48%)
Past 5 years	5.86%
Past 10 years	7.82%